Debt - Long-term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Apr. 30, 2016	Jul. 28, 2015
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2017	$ 701,679,000
Maturities of long-term debt 2018	754,000
Maturities of long-term debt 2019	248,000
Maturities of long-term debt 2020	252,000
Maturities of long-term debt 2021	256,000
Interest expense on long-term debt	75,509,000	$ 54,634,000	$ 56,408,000
Debt (Textual) [Abstract]
Borrowing outstanding	0	0	0
Amortization of credit facility and debt issuance costs	63,759,000	$ 3,096,000	$ 3,224,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member]
Debt (Textual) [Abstract]
Notional amount of interest rate locks				$ 3,575,000,000
Derivative pretax gain recognized in OCI	137,233,000
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member]
Debt (Textual) [Abstract]
Interest rate lock asset	137,233,000
Line of Credit [Member] | Interest Expense [Member]
Debt (Textual) [Abstract]
Amortization of credit facility and debt issuance costs	61,104,000
Periodic fees	11,740,000
Line of Credit [Member] | Other Current Assets [Member]
Debt (Textual) [Abstract]
Debt issuance costs	65,100,000
Bridge Credit Agreement [Member] | Line of Credit [Member] | Bridge Loan [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity					$ 7,300,000,000
Borrowing outstanding	$ 0
Senior Notes [Member] | 3.45 % Senior notes due 2025 [Member]
Debt (Textual) [Abstract]
Face amount						$ 400,000,000
Interest rate (percentage)	3.45%					3.45%
Senior Notes [Member] | 4.55% Senior notes due 2045 [Member]
Debt (Textual) [Abstract]
Face amount						$ 400,000,000
Interest rate (percentage)	4.55%					4.55%
Line of Credit [Member] | Term Credit Agreement [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity					$ 2,000,000,000